Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination
Business Combination

2                          Business Combination

On April 29, 2011, the Company acquired the Medicare prescription drug business of Universal American Corp. (the “UAM Medicare Part D Business”) for approximately $1.3 billion. The UAM Medicare Part D Business offers prescription drug plan benefits to Medicare beneficiaries throughout the United States through its Community CCRxSM prescription drug plan. The fair value of assets acquired and liabilities assumed were $2.4 billion and $1.1 billion, respectively, which included identifiable intangible assets of approximately $0.4 billion and goodwill of approximately $1.0 billion that were recorded in the PSS. The allocation of the purchase price is preliminary and is based on information that was available to management at the time the consolidated financial statements were prepared, accordingly, the allocation may change. The Company’s results of operations and cash flows include the UAM Medicare Part D Business beginning on April 29, 2011.